Average Annual Total Returns - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund	Sep. 28, 2024
Fidelity SAI Real Estate Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.87%
Past 5 years	4.91%
Since Inception	4.50%	[1]
Fidelity SAI Real Estate Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.66%
Past 5 years	1.95%
Since Inception	2.16%	[1]
Fidelity SAI Real Estate Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.55%
Past 5 years	3.45%
Since Inception	3.09%	[1]
IXWEX
Average Annual Return:
Past 1 year	11.96%
Past 5 years	7.61%
IXWLE
Average Annual Return:
Past 1 year	11.96%
Past 5 years	4.95%
Since Inception	4.53%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	14.39%

[1]	A From February 2, 2016 .